Details of Significant Accounts - Financial liabilities at FV, schedule of movement in all kinds of Perfect warrants (Details) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
	Nov. 20, 2023	Dec. 31, 2024	Dec. 31, 2023
Warrants
Warrant liabilities		$ 1,793	$ 1,566
Warrant liabilities
Warrants
Ending balance (in shares)		20,850
Warrant liabilities | Public Warrants
Warrants
Beginning balance (in shares)		12,750	11,500
Converted from provident's warrants as part of business combination (in shares)		8,100	1,250
Warrants converted during period (in shares)	6,600
Ending balance (in shares)		20,850	12,750
Warrant liabilities | Private Placement Warrants
Warrants
Beginning balance (in shares)		6,600	6,600
Converted from provident's warrants as part of business combination (in shares)		(6,600)	0
Ending balance (in shares)		0	6,600
Warrant liabilities | Forward Purchase Warrants
Warrants
Beginning balance (in shares)		1,500	2,750
Converted from provident's warrants as part of business combination (in shares)		(1,500)	(1,250)
Ending balance (in shares)		0	1,500
Warrant liabilities | Public Warrants and Forward Purchase Warrants [Member]
Warrants
Warrants converted during period (in shares)	2,750